400 Howard Street
P.O. Box 7101
San Francisco, CA 94105
Tel +1 415 670 2059
Fax +1 415 618 1377
andrew.josef@blackrock.com

February 1, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	iShares Trust (the “Trust”)
           Securities Act File No. 333-92935;
           Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information, each dated February 1, 2012, do not differ from those contained in the following Post-Effective Amendments to the Trust’s Registration Statement on Form N-1A, filed electronically on February 1, 2012:

Series	Post-Effective Amendment No.
iShares Aaa – A Rated Corporate Bond Fund	696
iShares Barclays CMBS Bond Fund	695
iShares Barclays U.S. Treasury Bond Fund	697
iShares Financials Sector Bond Fund	698
iShares Industrials Sector Bond Fund	699
iShares Utilities Sector Bond Fund	700

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-2059.

Yours truly,

/s/ Andrew Josef
Andrew Josef, Esq.

cc:  Benjamin J. Haskin, Esq.